Other Assets, net - Schedule of Other Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Assets [Line Items]
Other assets, net	$ 117,128	$ 43,700	$ 33,284
Loans to Physicians Partners
Other Assets [Line Items]
Other assets, net	67,828	0
Indemnification Assets
Other Assets [Line Items]
Other assets, net	10,137	10,009	13,484
Health Plan Deposits
Other Assets [Line Items]
Other assets, net	11,523	11,523
Equity method investments
Other Assets [Line Items]
Other assets, net	11,997	8,502
Right-Of-Use Assets
Other Assets [Line Items]
Other assets, net	9,208	9,585	11,684
Other
Other Assets [Line Items]
Other assets, net		12,583	$ 8,116
Other
Other Assets [Line Items]
Other assets, net	$ 6,435	$ 4,081